Other assets (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other assets
Other assets are as follows:

	December 31, 2013	December 31, 2012
Prepaid lease payments (note 8)	$1,274	$97
Intangible assets (note 12(b))	7,043	12,063
Deferred financing costs (note 12(c))	3,813	5,350
	$12,130	$17,510

Schedule of intangible assets
Intangible assets

December 31, 2013	Cost	Accumulated Amortization	Net Book Value
Other intangible assets	$350	$350	$—
Internal-use software	22,713	15,670	7,043
	$23,063	$16,020	$7,043

December 31, 2012	Cost	Accumulated Amortization	Net Book Value
Customer relationships and backlog	$4,442	$1,960	$2,482
Other intangible assets	2,364	1,523	841
Internal-use software	19,887	12,425	7,462
Patents	2,017	739	1,278
	$28,710	$16,647	$12,063

Schedule of estimated amortization expense for future years	The estimated amortization expense for future years is as follows:

For the year ending December 31,
2014	$3,003
2015	2,198
2016	1,255
2017	587
$7,043

Schedule of deferred finance costs
Deferred financing costs

December 31, 2013	Cost	Accumulated Amortization	Net Book Value
Revolving Facilities	$6,881	$5,994	$887
Series 1 Debentures	8,655	5,729	2,926
	$15,536	$11,723	$3,813

December 31, 2012	Cost	Accumulated Amortization	Net Book Value
Term and Revolving Facilities	$5,861	$5,233	$628
Series 1 Debentures	6,886	2,164	4,722
	$12,747	$7,397	$5,350